UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report The Advisors’ Inner Circle Fund

April 30, 2024

Cambiar Opportunity Fund	Cambiar International Equity Fund

Cambiar SMID Fund

Cambiar Small Cap Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.1%
Airbus ADR	184,000	$7,551,360
RTX	113,000	11,471,760

		19,023,120

AIRLINES — 2.8%
Delta Air Lines	204,000	10,214,280

BANKS — 4.9%
JPMorgan Chase	52,000	9,970,480
PNC Financial Services Group	54,000	8,276,040

		18,246,520

BEVERAGES — 5.5%
Constellation Brands, Cl A	44,000	11,152,240
Diageo ADR	65,000	8,980,400

		20,132,640

BROADLINE RETAIL — 3.0%
Amazon.com *	62,000	10,850,000

CAPITAL MARKETS — 7.7%
CME Group, Cl A	45,000	9,433,800
Goldman Sachs Group	27,800	11,862,538
Intercontinental Exchange	54,000	6,953,040

		28,249,378

CHEMICALS — 5.0%
Corteva	138,000	7,469,940
PPG Industries	85,000	10,965,000

		18,434,940

CONSUMER FINANCE — 2.0%
American Express	32,000	7,488,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Sysco	92,000	$6,837,440

ELECTRICAL EQUIPMENT — 2.1%
Rockwell Automation	28,000	7,586,880

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.8%
TE Connectivity	74,000	10,469,520

FINANCIAL SERVICES — 2.1%
Mastercard, Cl A	17,000	7,670,400

GROUND TRANSPORTATION — 4.4%
Uber Technologies *	71,000	4,705,170
Union Pacific	49,000	11,620,840

		16,326,010

HEALTH CARE EQUIPMENT & SERVICES — 2.8%
Medtronic	130,000	10,431,200

HEALTH CARE PROVIDERS & SERVICES — 6.0%
Centene *	146,000	10,666,760
Laboratory Corp of America Holdings	57,000	11,478,090

		22,144,850

HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive	88,000	8,088,960

INSURANCE — 3.0%
Chubb	44,000	10,940,160

INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Cl A *	72,000	11,720,160

LIFE SCIENCES TOOLS & SERVICES — 2.2%
Waters *	26,000	8,035,040

MULTI-UTILITIES — 3.2%
Sempra	165,000	11,818,950

OIL, GAS & CONSUMABLE FUELS — 10.8%
Cenovus Energy	605,000	12,438,800
Chevron	74,000	11,933,980
ConocoPhillips	57,000	7,160,340
Williams	220,000	8,439,200

		39,972,320

PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb	175,000	7,689,500
Johnson & Johnson	65,000	9,398,350

		17,087,850

SEMI-CONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.6%
Applied Materials	37,000	7,350,050
Marvell Technology	131,000	8,634,210
Texas Instruments	68,000	11,996,560

		27,980,820

SPECIALTY RETAIL — 1.9%
TJX	76,000	7,150,840

TOTAL COMMON STOCK (Cost $267,600,415)		356,901,238

SHORT-TERM INVESTMENT — 3.1%

First American Treasury Obligation Fund 5.333% (A) (Cost $11,450,675)	11,450,675	11,450,675

TOTAL INVESTMENTS — 99.8% (Cost $279,051,090)		$368,351,913

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2024 (UNAUDITED)

Percentages are based on Net Assets of $368,975,482.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
Expeditors International of Washington	37,690	$4,195,274

AUTO COMPONENTS — 3.0%
Gentex	158,140	5,424,202

BANKS — 2.6%
BOK Financial	53,290	4,728,422

BIOTECHNOLOGY — 1.7%
Incyte *	57,720	3,004,326

BUILDING PRODUCTS — 2.6%
Masco	69,000	4,723,050

CAPITAL MARKETS — 2.6%
Cboe Global Markets	25,250	4,574,037

CONTAINERS & PACKAGING — 2.6%
Packaging Corp of America	27,000	4,670,460

ELECTRIC UTILITIES — 2.8%
Pinnacle West Capital	67,000	4,934,550

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
IPG Photonics *	39,890	3,349,962
Littelfuse	21,000	4,843,440

		8,193,402

FINANCIAL SERVICES — 5.5%
Euronet Worldwide *	51,000	5,236,680
WEX *	21,810	4,607,581

		9,844,261

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FOOD PRODUCT — 2.7%
Lamb Weston Holdings	57,420	$4,785,383

GAS UTILITIES — 2.7%
Atmos Energy	41,740	4,921,146

GROUND TRANSPORTATION — 2.3%
JB Hunt Transport Services	25,800	4,194,306

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Dentsply Sirona	138,000	4,141,380

HEALTH CARE PROVIDERS & SERVICES — 8.2%
HealthEquity *	65,730	5,186,754
Molina Healthcare *	12,500	4,276,250
Quest Diagnostics	38,000	5,250,840

		14,713,844

INDUSTRIAL REITS — 2.3%
Americold Realty Trust	190,000	4,174,300

INSURANCE — 12.2%
American Financial Group	40,000	5,110,000
Arch Capital Group *	62,000	5,799,480
Fidelity National Financial	105,360	5,215,320
Reinsurance Group of America, Cl A	31,490	5,888,315

		22,013,115

IT SERVICES — 5.1%
Amdocs	53,000	4,451,470
EPAM Systems *	19,950	4,693,437

		9,144,907

LIFE SCIENCES TOOLS & SERVICES — 7.5%
Bruker	53,000	4,134,530
Charles River Laboratories International *	18,000	4,122,000
Waters *	17,000	5,253,680

		13,510,210

MACHINERY — 5.3%
Lincoln Electric Holdings	25,580	5,615,577
Toro	44,690	3,914,397

		9,529,974

OIL, GAS & CONSUMABLE FUELS — 5.9%
Magnolia Oil & Gas, Cl A	208,370	5,223,836
Targa Resources	47,390	5,405,303

		10,629,139

PROFESSIONAL SERVICES — 2.5%
Maximus	55,270	4,437,076

RETAIL REITS — 2.5%
NNN REIT	111,000	4,498,830

SOFTWARE — 2.5%
Dolby Laboratories, Cl A	58,120	4,513,600

SPECIALTY RETAIL — 2.4%
Ulta Beauty *	10,600	4,291,304

WATER UTILITIES — 2.5%
Essential Utilities	125,000	4,572,500

TOTAL COMMON STOCK (Cost $152,267,719)		178,362,998

SHORT-TERM INVESTMENT — 0.7%

First American Treasury Obligation Fund 5.333% (A) (Cost $1,313,747)	1,313,747	1,313,747

TOTAL INVESTMENTS— 99.8% (Cost $153,581,466)		$179,676,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2024 (UNAUDITED)

Percentages are based on Net Assets of $180,120,967.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2024.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.2%
Hub Group, Cl A	49,000	$1,970,780

AUTO COMPONENTS — 2.5%
Gentex	64,000	2,195,200

BANKS — 9.2%
Prosperity Bancshares	32,200	1,995,434
Texas Capital Bancshares *	37,000	2,123,800
United Bankshares	62,300	2,022,258
United Community Banks	81,600	2,058,768

		8,200,260

BEVERAGES — 1.8%
Duckhorn Portfolio *	189,000	1,600,830

BIOTECHNOLOGY — 2.4%
Exelixis *	90,000	2,111,400

CHEMICALS — 2.7%
Cabot	27,000	2,463,210

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Healthcare Services Group *	143,000	1,518,660

DIVERSIFIED CONSUMER SERVICES — 2.1%
Frontdoor *	61,500	1,887,435

ELECTRIC UTILITIES — 2.5%
IDACORP	24,000	2,274,720

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.2%
Advanced Energy Industries	21,000	2,012,640

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Globus Medical, Cl A *	42,000	$2,091,180

HEALTH CARE PROVIDERS & SERVICES — 10.6%
Addus HomeCare *	22,000	2,115,300
AMN Healthcare Services *	35,300	2,117,294
HealthEquity *	28,000	2,209,480
Innovage Holding *	286,000	1,015,300
US Physical Therapy	19,500	1,979,445

		9,436,819

HEALTH CARE TECHNOLOGY — 2.4%
HealthStream	84,000	2,164,680

HOTELS, RESTAURANTS & LEISURE — 2.7%
Monarch Casino & Resort	35,000	2,371,950

INDUSTRIAL REITS — 2.5%
Innovative Industrial Properties, Cl A	21,500	2,223,100

INSURANCE — 9.9%
Axis Capital Holdings	38,000	2,330,540
First American Financial	40,200	2,153,514
Reinsurance Group of America, Cl A	11,700	2,187,783
RenaissanceRe Holdings	9,800	2,148,650

		8,820,487

LEISURE PRODUCTS — 1.8%
Johnson Outdoors, Cl A	40,000	1,640,400

MACHINERY — 4.5%
Alamo Group	10,800	2,099,304
Atmus Filtration Technologies *	63,000	1,908,270

		4,007,574

MULTI-UTILITIES — 2.6%
Avista	64,000	2,302,720

OIL, GAS & CONSUMABLE FUELS — 2.9%
Magnolia Oil & Gas, Cl A	102,000	2,557,140

PROFESSIONAL SERVICES — 9.9%
ASGN *	22,000	2,121,900
Forrester Research *	71,000	1,291,490
Insperity	19,500	2,007,135
NV5 Global *	22,000	2,051,280
WNS Holdings *	31,750	1,330,643

		8,802,448

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Marcus & Millichap	52,000	1,646,840

RETAIL REITS — 2.1%
NETSTREIT	111,000	1,870,350

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.4%
Diodes *	28,800	2,102,688
Rambus *	36,000	1,973,520
Tower Semiconductor *	69,200	2,274,604
Universal Display	12,700	2,006,346

		8,357,158

SOFTWARE — 3.1%
Envestnet *	45,000	2,793,150

TOTAL COMMON STOCK (Cost $81,285,857)		87,321,131

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2024 (UNAUDITED)

SHORT-TERM INVESTMENT — 2.3%

	Shares	Value

First American Treasury Obligation Fund 5.333% (A) (Cost $2,086,144)	2,086,144	$2,086,144

TOTAL INVESTMENTS — 100.1% (Cost $83,372,001)		$89,407,275

Percentages are based on Net Assets of $89,273,856.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2024.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.4%

	Shares	Value

AUSTRALIA — 1.9%
Santos	546,000	$2,679,416

BELGIUM — 5.0%
KBC Group	55,000	4,085,636
UCB	23,000	3,050,039

		7,135,675

CANADA — 3.7%
Agnico Eagle Mines	49,000	3,104,150
Suncor Energy	55,700	2,127,183

		5,231,333

FRANCE — 8.8%
Air Liquide	9,800	1,916,674
Airbus	11,500	1,892,417
Capgemini	17,500	3,678,175
LVMH Moet Hennessy Louis Vuitton	2,900	2,382,169
TotalEnergies	37,400	2,715,196

		12,584,631

GERMANY — 12.6%
Deutsche Post	79,000	3,307,730
Infineon Technologies	76,000	2,637,434
Knorr-Bremse	40,000	2,968,226
Merck KGaA	11,000	1,747,921
Puma	43,000	1,985,356
RWE	68,000	2,368,819
SAP	16,000	2,889,077

		17,904,563

HONG KONG — 1.5%
AIA Group	291,000	2,131,388

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

IRELAND — 2.0%
Bank of Ireland Group	271,000	$2,891,419

JAPAN — 18.1%
Chugai Pharmaceutical	90,000	2,862,348
Fuji Electric	46,000	2,861,381
Hitachi	25,400	2,343,422
Mitsubishi Estate	212,000	3,884,840
Murata Manufacturing	97,000	1,772,401
NIDEC CORP	61,000	2,856,805
Nintendo	48,000	2,340,912
Sony Group	25,900	2,140,670
Terumo	149,000	2,527,656
Tokyo Electron Ltd.	9,800	2,149,590

		25,740,025

NETHERLANDS — 3.4%
ING Groep	301,000	4,758,899

NORWAY — 1.9%
Equinor ADR	101,000	2,685,590

SINGAPORE — 3.7%
DBS Group Holdings	111,100	2,828,318
Singapore Telecommunications	1,379,000	2,391,565

		5,219,883

SWITZERLAND — 6.7%
Nestle	21,000	2,108,404
Novartis	45,000	4,367,590
Roche Holding	13,000	3,114,985

		9,590,979

TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing ADR	26,000	3,570,840

UNITED KINGDOM — 19.3%
BAE Systems	152,000	2,528,091
Barclays	1,588,000	4,003,806
Bunzl	64,000	2,454,253
Diageo	106,000	3,663,317
GSK	153,000	3,174,271
Haleon	608,000	2,567,786
Intertek Group	53,000	3,261,961
London Stock Exchange Group	29,100	3,207,980
SSE	128,000	2,660,653

		27,522,118

UNITED STATES — 1.3%
CNH Industrial	167,000	1,903,800

TOTAL COMMON STOCK (Cost $112,486,822)		131,550,559

SHORT-TERM INVESTMENT — 4.5%

First American Treasury Obligation Fund 5.333% (A) (Cost $6,467,074)	6,467,074	6,467,074

TOTAL INVESTMENTS — 96.9% (Cost $118,953,896)		$138,017,633

Percentages are based on Net Assets of $142,402,865.
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2024 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$2,679,416	$—	$2,679,416
Belgium	—	7,135,675	—	7,135,675
Canada	5,231,333	—	—	5,231,333
France	—	12,584,631	—	12,584,631
Germany	—	17,904,563	—	17,904,563
Hong Kong	—	2,131,388	—	2,131,388
Ireland	—	2,891,419	—	2,891,419
Japan	—	25,740,025	—	25,740,025
Netherlands	—	4,758,899	—	4,758,899
Norway	2,685,590	—	—	2,685,590
Singapore	—	5,219,883	—	5,219,883
Switzerland	—	9,590,979	—	9,590,979
Taiwan	3,570,840	—	—	3,570,840
United Kingdom	—	27,522,118	—	27,522,118
United States	1,903,800	—	—	1,903,800
Total Common Stock	13,391,563	118,158,996	—	131,550,559
Short-Term Investment	6,467,074	—	—	6,467,074
Total Investments in Securities	$19,858,637	$118,158,996	$—	$138,017,633

Amounts designated as “–” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund

Assets:
Cost of securities	$279,051,090	$153,581,466

Investments in securities, at value	$368,351,913	$179,676,745
Receivable for capital shares sold	721,908	573,317
Dividends receivable	449,083	161,396
Receivable for dividend tax reclaims	28,754	—
Prepaid expenses	22,488	23,864

Total Assets	369,574,146	180,435,322

Liabilities:
Payable for capital shares redeemed	313,056	142,410
Investment advisory fees payable	151,500	98,591
Shareholder servicing fees payable	18,940	6,668
Payable due to administrator	17,015	8,340
Payable due to trustees	15,867	7,943
Audit fees payable	11,264	12,009
Payable due to custodian	6,375	—
Chief Compliance Officer fees payable	3,664	1,699
Other accrued expenses	60,983	36,695

Total Liabilities	598,664	314,355

Commitments and Contingencies †

Net Assets	$368,975,482	$180,120,967

Net Assets:
Paid-in Capital	$263,057,005	$153,531,513
Total distributable earnings	105,918,477	26,589,454

Net Assets	$368,975,482	$180,120,967

Investor Class Shares:
Net Assets	$126,903,566	$119,954,160
Total shares outstanding at end of period	4,615,358	5,101,973
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$27.50	$23.51

Institutional Class Shares:
Net Assets	$242,071,916	$60,166,807
Total shares outstanding at end of period	8,846,588	2,558,610
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$27.36	$23.52

† See Note 4 in the Notes to Financial Statements.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund

Assets:
Cost of securities	$83,372,001	$118,953,896

Investments in securities, at value	$89,407,275	$138,017,633
Receivable for capital shares sold	276,742	5,352
Dividends receivable	5,049	538,215
Receivable for dividend tax reclaims	—	4,600,058
Prepaid expenses	16,296	17,302

Total Assets	89,705,362	143,178,560

Liabilities:
Payable for capital shares redeemed	335,455	556,425
Investment advisory fees payable	47,727	79,471
Audit fees payable	12,324	13,063
Shareholder servicing fees payable	4,777	5,247
Payable due to trustees	4,097	7,275
Payable due to administrator	4,074	6,615
Chief Compliance Officer fees payable	749	1,848
Other accrued expenses	22,303	105,751

Total Liabilities	431,506	775,695

Commitments and Contingencies †

Net Assets	$89,273,856	$142,402,865

Net Assets:
Paid-in Capital	$81,842,727	$199,558,149
Total distributable earnings (accumulated loss)	7,431,129	(57,155,284)

Net Assets	$89,273,856	$142,402,865

Investor Class Shares:

Net Assets	$23,288,617	$85,872,180
Total shares outstanding at end of period	1,552,856	3,390,406
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$15.00	$25.33

Institutional Class Shares:
Net Assets	$65,985,239	$56,530,685
Total shares outstanding at end of period	4,211,445	2,230,609
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$15.67	$25.34

† See Note 4 in the Notes to Financial Statements.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund

Investment Income
Dividends	$3,737,617	$1,501,291
Interest	168,441	194,376
Less: Foreign Taxes Withheld	(36,597)	—

Total Investment Income	3,869,461	1,695,667

Expenses
Investment Advisory Fees	1,081,295	739,424
Shareholder Servicing Fees - Investor Class Shares	130,662	63,384
Administration Fees	99,043	50,794
Trustees’ Fees	31,356	16,099
Chief Compliance Officer Fees	5,599	2,957
Transfer Agent Fees	62,064	42,336
Printing Fees	25,506	12,982
Registration & Filing Fees	24,929	23,859
Legal Fees	20,893	10,710
Audit Fees	13,558	13,159
Interest Expense	8,005	—
Custodian Fees	5,260	2,625
Pricing Fees	1,625	1,229
Other Expenses	22,437	12,178

Total Expenses	1,532,232	991,736

Less:
Investment Advisory Fees Waiver	(219,900)	(139,788)
Fees Paid Indirectly (Note 3)	(9,736)	(1,358)

Net Expenses	1,302,596	850,590

Net Investment Income	2,566,865	845,077

Net Realized and Unrealized Gain (Loss)
Net Realized Gain on Investments	16,193,216	1,195,583
Net Change in Unrealized Appreciation on Investments	43,537,173	18,961,638

Net Gain on Investments	59,730,389	20,157,221

Net Increase in Net Assets from Operations	$62,297,254	$21,002,298

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund
Investment Income
Dividends	$658,531	$2,356,110
Interest	50,492	—
Less: Foreign Taxes Withheld	—	(774,125)

Total Investment Income	709,023	1,581,985

Expenses
Investment Advisory Fees	413,978	744,211
Shareholder Servicing Fees - Investor Class Shares	30,594	39,035
Administration Fees	26,760	45,439
Trustees’ Fees	8,696	15,465
Chief Compliance Officer Fees	1,644	2,739
Transfer Agent Fees	33,362	43,258
Registration & Filing Fees	16,433	18,336
Audit Fees	12,990	14,528
Printing Fees	6,916	11,585
Legal Fees	5,761	11,640
Interest Expense	4,518	2,505
Custodian Fees	2,320	50,638
Pricing Fees	1,087	1,753
Other Expenses	7,252	12,396

Total Expenses	572,311	1,013,528

Less:
Investment Advisory Fees Waiver	(100,639)	(226,941)
Fees Paid Indirectly (Note 3)	(1,850)	(3,818)

Net Expenses	469,822	782,769

Net Investment Income	239,201	799,216

Net Realized and Unrealized Gain (Loss)
Net Realized Gain on Investments	1,821,435	8,009,333
Net Realized Gain on Foreign Currency Transactions	—	46,944
Net Change in Unrealized Appreciation on Investments	9,180,617	16,947,699
Net Change in Unrealized Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	48,583

Net Gain on Investments	11,002,052	25,052,559

Net Increase in Net Assets from Operations	$11,241,253	$25,851,775

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:
Net Investment Income	$2,566,865	$4,551,685
Net Realized Gain	16,193,216	27,508,632
Net Change in Unrealized Appreciation (Depreciation)	43,537,173	(14,380,717)

Net Increase in Net Assets Resulting from Operations	62,297,254	17,679,600

Distributions:
Investor Class Shares	(10,635,984)	(5,939,840)
Institutional Class Shares	(20,620,590)	(8,501,355)

Total Distributions	(31,256,574)	(14,441,195)

Capital Share Transactions:
Investor Class Shares
Issued	3,580,816	4,323,005
Reinvestment of Dividends	10,074,767	5,627,527
Redeemed	(12,057,882)	(19,136,031)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	1,597,701	(9,185,499)

Institutional Class Shares
Issued	28,583,988	60,072,883
Reinvestment of Dividends	13,238,923	5,871,477
Redemption Fees — Note 2	—	36
Merger — Note 10	—	42,593,728
Redeemed	(31,176,254)	(61,658,247)

Net Increase in Net Assets from Institutional Class Share Transactions	10,646,657	46,879,877

Net Increase in Net Assets from Capital Share Transactions	12,244,358	37,694,378

Total Increase in Net Assets	43,285,038	40,932,783
Net Assets:
Beginning of period	325,690,444	284,757,661

End of period	$368,975,482	$325,690,444

Share Transactions:
Investor Class Shares
Issued	133,559	170,496
Reinvestment of Dividends	386,123	224,608
Redeemed	(450,540)	(748,288)

Total Increase (Decrease) in Investor Class Shares	69,142	(353,184)

Institutional Class Shares
Issued	1,069,846	2,530,980
Reinvestment of Dividends	509,264	235,532
Merger — Note 10	—	1,709,251
Redeemed	(1,158,427)	(2,418,376)

Total Increase in Institutional Class Shares	420,683	2,057,387

Net Increase in Shares Outstanding	489,825	1,704,203

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$845,077	$1,324,428
Net Realized Gain (Loss)	1,195,583	(416,397)
Net Change in Unrealized Appreciation (Depreciation)	18,961,638	(2,071,873)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,002,298	(1,163,842)

Distributions:
Investor Class Shares	(909,333)	(924,472)
Institutional Class Shares	(442,531)	(253,644)

Total Distributions	(1,351,864)	(1,178,116)

Capital Share Transactions:
Investor Class Shares
Issued	16,603,009	55,716,026
Reinvestment of Dividends	909,122	924,239
Redemption Fees — Note 2	195	9,317
Redeemed	(29,401,449)	(41,557,777)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(11,889,123)	15,091,805

Institutional Class Shares
Issued	14,293,462	47,244,277
Reinvestment of Dividends	357,501	95,753
Redemption Fees — Note 2	1,753	1,960
Redeemed	(9,838,512)	(19,535,094)

Net Increase in Net Assets from Institutional Class Share Transactions	4,814,204	27,806,896

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,074,919)	42,898,701

Total Increase in Net Assets	12,575,515	40,556,743
Net Assets:
Beginning of period	167,545,452	126,988,709

End of period	$180,120,967	$167,545,452

Share Transactions:
Investor Class Shares
Issued	697,921	2,486,517
Reinvestment of Dividends	37,552	42,834
Redeemed	(1,218,138)	(1,887,686)

Total Increase (Decrease) in Investor Class Shares	(482,665)	641,665

Institutional Class Shares
Issued	601,767	2,118,645
Reinvestment of Dividends	14,773	4,440
Redeemed	(417,544)	(865,825)

Total Increase in Institutional Class Shares	198,996	1,257,260

Net Increase (Decrease) in Shares Outstanding	(283,669)	1,898,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:
Net Investment Income	$239,201	$752,135
Net Realized Gain	1,821,435	963,896
Net Change in Unrealized Appreciation (Depreciation)	9,180,617	(9,226,319)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,241,253	(7,510,288)

Distributions:
Investor Class Shares	(278,617)	(159,040)
Institutional Class Shares	(974,259)	(294,991)

Total Distributions	(1,252,876)	(454,031)

Capital Share Transactions:
Investor Class Shares
Issued	401,226	2,200,279
Reinvestment of Dividends	268,348	154,599
Redemption Fees — Note 2	35	1,063
Merger — Note 10	—	3,706,726
Redeemed	(2,658,793)	(15,415,841)

Net Decrease in Net Assets from Investor Class Share Transactions	(1,989,184)	(9,353,174)

Institutional Class Shares
Issued	4,954,721	32,328,315
Reinvestment of Dividends	827,932	283,090
Redemption Fees — Note 2	245	10,997
Merger — Note 10	—	19,877,735
Redeemed	(18,730,750)	(13,167,135)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(12,947,852)	39,333,002

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,937,036)	29,979,828

Total Increase (Decrease) in Net Assets	(4,948,659)	22,015,509
Net Assets:
Beginning of period	94,222,515	72,207,006

End of period	$89,273,856	$94,222,515

Share Transactions:
Investor Class Shares
Issued	26,183	135,962
Reinvestment of Dividends	16,989	10,491
Merger — Note 10	—	252,655
Redeemed	(173,470)	(1,019,311)

Total Decrease in Investor Class Shares	(130,298)	(620,203)

Institutional Class Shares
Issued	313,580	1,974,376
Reinvestment of Dividends	50,120	18,577
Merger — Note 10	—	1,296,208
Redeemed	(1,167,241)	(842,795)

Total Increase (Decrease) in Institutional Class Shares	(803,541)	2,446,366

Net Increase (Decrease) in Shares Outstanding	(933,839)	1,826,163

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$799,216	$3,012,589
Net Realized Gain	8,056,277	15,582,128
Net Change in Unrealized Appreciation	16,996,282	22,926,833

Net Increase in Net Assets Resulting from Operations	25,851,775	41,521,550

Distributions:
Investor Class Shares	(1,497,752)	(2,916,477)
Institutional Class Shares	(1,517,514)	(4,986,684)

Total Distributions	(3,015,266)	(7,903,161)

Capital Share Transactions:
Investor Class Shares
Issued	3,645,440	13,853,084
Reinvestment of Dividends	1,484,638	2,893,403
Redemption Fees — Note 2	238	5,236
Redeemed	(15,528,557)	(58,766,134)

Net Decrease in Net Assets from Investor Class Share Transactions	(10,398,241)	(42,014,411)

Institutional Class Shares
Issued	1,973,345	9,559,130
Reinvestment of Dividends	846,050	1,833,064
Redeemed	(51,307,573)	(140,344,730)

Net Decrease in Net Assets from Institutional Class Share Transactions	(48,488,178)	(128,952,536)

Net Decrease in Net Assets from Capital Share Transactions	(58,886,419)	(170,966,947)

Total Decrease in Net Assets	(36,049,910)	(137,348,558)
Net Assets:
Beginning of period	178,452,775	315,801,333

End of period	$142,402,865	$178,452,775

Share Transactions:
Investor Class Shares
Issued	150,743	595,978
Reinvestment of Dividends	61,222	131,161
Redeemed	(640,213)	(2,560,925)

Total Decrease in Investor Class Shares	(428,248)	(1,833,786)

Institutional Class Shares
Issued	81,588	416,902
Reinvestment of Dividends	34,874	83,057
Redeemed	(2,101,458)	(6,115,873)

Total Decrease in Institutional Class Shares	(1,984,996)	(5,615,914)

Net Decrease in Shares Outstanding	(2,413,244)	(7,449,700)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
Opportunity Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$25.16	$25.31	$29.58	$22.07	$22.63	$22.62
Income (Loss) from Operations:
Net Investment Income(1)	0.17	0.31	0.20	0.17	0.27	0.34
Net Realized and Unrealized Gain (Loss)	4.55	0.76	(2.35)	8.34	1.29	2.06

Total from Operations	4.72	1.07	(2.15)	8.51	1.56	2.40

Dividends and Distributions:
Net Investment Income	(0.31)	(0.16)	(0.14)	(0.19)	(0.32)	(0.24)
Net Realized Gain	(2.07)	(1.06)	(1.98)	(0.81)	(1.80)	(2.15)

Total Dividends and Distributions	(2.38)	(1.22)	(2.12)	(1.00)	(2.12)	(2.39)

Net Asset Value, End of Year	$27.50	$25.16	$25.31	$29.58	$22.07	$22.63

Total Return†	19.34%	4.26%	(7.74)%	39.42%	6.91%	13.32%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$126,904	$114,401	$124,006	$158,921	$103,903	$107,692
Ratio of Expenses to Average Net Assets	0.86%*	0.86%	0.86%	0.85%	0.84%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.98%*	1.00%	0.98%	0.94%	0.94%	0.88%
Ratio of Net Investment Income to Average Net Assets	1.29%*	1.23%	0.76%	0.61%	1.27%	1.63%
Portfolio Turnover Rate	10%**	51%	46%	36%	87%	70%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
Opportunity Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$25.08	$25.24	$29.50	$22.00	$22.55	$22.57
Income (Loss) from Operations:
Net Investment Income(1)	0.20	0.37	0.26	0.22	0.31	0.37
Net Realized and Unrealized Gain (Loss)	4.51	0.75	(2.35)	8.32	1.28	2.05

Total from Operations	4.71	1.12	(2.09)	8.54	1.59	2.42

Dividends and Distributions:
Net Investment Income	(0.36)	(0.22)	(0.19)	(0.23)	(0.34)	(0.29)
Net Realized Gain	(2.07)	(1.06)	(1.98)	(0.81)	(1.80)	(2.15)

Total Dividends and Distributions	(2.43)	(1.28)	(2.17)	(1.04)	(2.14)	(2.44)

Net Asset Value, End of Year	$27.36	$25.08	$25.24	$29.50	$22.00	$22.55

Total Return†	19.40%	4.47%	(7.55)%	39.75%	7.09%	13.46%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$242,072	$211,289	$160,752	$198,332	$127,089	$121,973
Ratio of Expenses to Average Net Assets	0.65%*	0.65%	0.65%	0.65%	0.65%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.77%*	0.79%	0.77%	0.74%	0.75%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.50%*	1.44%	0.97%	0.81%	1.45%	1.76%
Portfolio Turnover Rate	10%**	51%	46%	36%	87%	70%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
SMID Fund	(Unaudited)	2023		2022		2021	2020	2019
Net Asset Value, Beginning of Year	$21.09	$21.00		$24.96		$17.43	$18.78	$17.37
Income (Loss) from Operations:
Net Investment Income(1)	0.10	0.19		0.18		0.21	0.13	0.11
Net Realized and Unrealized Gain (Loss)	2.49	0.11		(1.48)		7.45	(0.69)	2.35

Total from Operations	2.59	0.30		(1.30)		7.66	(0.56)	2.46

Dividends and Distributions:
Net Investment Income	(0.17)	(0.20)		(0.19)		(0.13)	(0.09)	(0.09)
Net Realized Gain	—	(0.01)		(2.47)		—	(0.70)	(0.96)

Total Dividends and Distributions	(0.17)	(0.21)		(2.66)		(0.13)	(0.79)	(1.05)

Redemption Fees(1)	—	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Year	$23.51	$21.09		$21.00		$24.96	$17.43	$18.78

Total Return†	12.25%	1.38%		(5.74)%		44.07%	(3.42)%	15.61%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$119,954	$117,766		$103,824		$124,536	$53,396	$48,630
Ratio of Expenses to Average Net Assets	0.95%*	0.93%		0.92%		0.93%	0.95%	0.94%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.10%*	1.11%		1.09%		1.07%	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	0.88%*	0.87%		0.81%		0.87%	0.76%	0.61%
Portfolio Turnover Rate	8%**	38%		34%		52%	82%	65%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
SMID Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$21.10	$21.01	$24.97	$17.44	$18.78	$17.36
Income (Loss) from Operations:
Net Investment Income(1)	0.12	0.20	0.19	0.22	0.15	0.12
Net Realized and Unrealized Gain (Loss)	2.49	0.11	(1.48)	7.45	(0.69)	2.35

Total from Operations	2.61	0.31	(1.29)	7.67	(0.54)	2.47

Dividends and Distributions:
Net Investment Income	(0.19)	(0.21)	(0.20)	(0.14)	(0.10)	(0.09)
Net Realized Gain	—	(0.01)	(2.47)	—	(0.70)	(0.96)

Total Dividends and Distributions	(0.19)	(0.22)	(2.67)	(0.14)	(0.80)	(1.05)

Redemption Fees(1)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	—	—

Net Asset Value, End of Year	$23.52	$21.10	$21.01	$24.97	$17.44	$18.78

Total Return†	12.33%	1.46%	(5.67)%	44.17%	(3.32)%	15.69%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$60,167	$49,779	$23,164	$25,993	$4,745	$4,679
Ratio of Expenses to Average Net Assets	0.85%*	0.85%	0.85%	0.85%	0.85%	0.88%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.01%*	1.04%	1.02%	0.99%	1.09%	1.15%
Ratio of Net Investment Income to Average Net Assets	0.98%*	0.90%	0.87%	0.89%	0.86%	0.67%
Portfolio Turnover Rate	8%**	38%	34%	52%	82%	65%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
Small Cap Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$13.61	$14.48	$20.95	$14.93	$16.61	$18.45
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.02	0.11	0.01	(0.02)	0.06	0.07
Net Realized and Unrealized Gain (Loss)	1.53	(0.91)	(1.30)	6.10	(0.94)	1.34

Total from Operations	1.55	(0.80)	(1.29)	6.08	(0.88)	1.41

Dividends and Distributions:
Net Investment Income	(0.09)	—	—	(0.06)	(0.08)	(0.01)
Net Realized Gain	(0.07)	(0.07)	(5.18)	—	(0.72)	(3.24)

Total Dividends and Distributions	(0.16)	(0.07)	(5.18)	(0.06)	(0.80)	(3.25)

Redemption Fees(1)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$15.00	$13.61	$14.48	$20.95	$14.93	$16.61

Total Return†	11.39%	(5.57)%	(7.36)%	40.79%	(5.76)%	12.17%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$23,289	$22,912	$33,349	$40,967	$36,234	$42,212
Ratio of Expenses to Average Net Assets	1.15%*	1.05%	1.10%	1.10%	1.05%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.36%*	1.27%	1.31%	1.26%	1.25%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30%*	0.71%	0.05%	(0.10)%	0.41%	0.42%
Portfolio Turnover Rate	2%**	48%	50%	64%	70%	55%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
Small Cap Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$14.22	$15.13	$21.63	$15.39	$17.11	$18.89
Income (Loss) from Operations:
Net Investment Income(1)	0.04	0.13	0.04	0.02	0.08	0.10
Net Realized and Unrealized Gain (Loss)	1.60	(0.94)	(1.36)	6.30	(0.97)	1.39

Total from Operations	1.64	(0.81)	(1.32)	6.32	(0.89)	1.49

Dividends and Distributions:
Net Investment Income	(0.12)	(0.03)	—	(0.08)	(0.11)	(0.03)
Net Realized Gain	(0.07)	(0.07)	(5.18)	—	(0.72)	(3.24)

Total Dividends and Distributions	(0.19)	(0.10)	(5.18)	(0.08)	(0.83)	(3.27)

Redemption Fees(1)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$15.67	$14.22	$15.13	$21.63	$15.39	$17.11

Total Return†	11.50%	(5.42)%	(7.21)%	41.18%	(5.64)%	12.37%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$65,985	$71,311	$38,858	$55,691	$42,012	$42,824
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.90%	0.96%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.11%*	1.12%	1.11%	1.07%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	0.56%*	0.81%	0.26%	0.08%	0.55%	0.61%
Portfolio Turnover Rate	2%**	48%	50%	64%	70%	55%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
International Equity Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$22.20	$20.37	$28.06	$22.33	$26.26	$25.02
Income (Loss) from Operations:
Net Investment Income(1)	0.14	0.25	0.29	0.34	0.21	0.72
Net Realized and Unrealized Gain (Loss)	3.41	2.16	(7.61)	5.70	(3.23)	0.73

Total from Operations	3.55	2.41	(7.32)	6.04	(3.02)	1.45

Dividends and Distributions:
Net Investment Income	(0.42)	(0.58)	(0.37)	(0.31)	(0.91)	(0.16)
Net Realized Gain	—	—	—	—	—	(0.05)

Total Dividends and Distributions	(0.42)	(0.58)	(0.37)	(0.31)	(0.91)	(0.21)

Redemption Fees(1)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$25.33	$22.20	$20.37	$28.06	$22.33	$26.26

Total Return†	11.39%	11.85%	(26.42)%	27.13%	(12.07)%	5.88%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$85,872	$84,764	$115,167	$205,317	$194,941	$455,008
Ratio of Expenses to Average Net Assets	0.99%*	0.99%	0.99%	0.98%	1.03%	1.02%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.27%*	1.25%	1.17%	1.12%	1.15%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.12%*	1.05%	1.20%	1.21%	0.87%	2.89%
Portfolio Turnover Rate	18%**	32%	49%	61%	58%	42%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2023 to April 30, 2024	Year ended October 31,
International Equity Fund	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$22.22	$20.41	$ 28.10	$ 22.38	$ 26.31	$ 25.11
Income (Loss) from Operations:
Net Investment Income(1)	0.10	0.26	0.31	0.33	0.25	0.77
Net Realized and Unrealized Gain (Loss)	3.46	2.16	(7.61)	5.74	(3.24)	0.70

Total from Operations	3.56	2.42	(7.30)	6.07	(2.99)	1.47

Dividends and Distributions:
Net Investment Income	(0.44)	(0.61)	(0.39)	(0.35)	(0.94)	(0.22)
Net Realized Gain	—	—	—	—	—	(0.05)

Total Dividends and Distributions	(0.44)	(0.61)	(0.39)	(0.35)	(0.94)	(0.27)

Redemption Fees(1)	—	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$25.34	$22.22	$20.41	$28.10	$22.38	$26.31

Total Return†	11.50%	11.86%	(26.32)%	27.23%	(11.94)%	5.99%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$56,531	$93,689	$200,634	$718,480	$837,570	$1,927,379
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.90%	0.92%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.17%*	1.16%	1.08%	1.04%	1.02%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.80%*	1.11%	1.25%	1.19%	1.02%	3.07%
Portfolio Turnover Rate	18%**	32%	49%	61%	58%	42%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund (collectively the “Funds,” individually a “Fund”) each of which are diversified Funds. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund and Small Cap Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Cambiar International Small Cap Fund ceased operations and Liquidated on December 29, 2023.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. No securities were fair valued by the committee as of April 30, 2024.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

The Cambiar International Equity Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held. As of April 30, 2024, the Cambiar International Equity Fund total market value of securities that were fair valued by the Committee were $118,158,996 or 82.9% of Net Assets.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees —The Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2024, the Funds retained fees of $1,948, $280 and $238, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2024, the Funds incurred the following fees for these services: $99,043, $50,794, $26,760 and $45,439 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund, respectively.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Funds under the transfer agency agreement with the Trust.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2024, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity earned credits of $9,736, $1,358, $1,850 and $3,818, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%*

*	The Fund pays the Adviser a fee at an annual rate of 0.90% on the first $2 billion in assets, 0.80% for assets between $2 billion and $10 billion, and 0.70% for assets over $10 billion.

The Adviser has contractually agreed, through March 1, 2025, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2024. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. During the period ended April 30, 2024, the Funds did not recoup any previously waived fees.

At April 30, 2024, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund
4/30/21-4/30/22	2025	$343,158	$203,898	$166,391	$1,257,980
4/30/22-4/30/23	2026	401,498	242,092	185,864	854,956
4/30/23-4/30/24	2027	475,732	295,068	218,320	581,717

		$1,220,388	$741,058	$570,575	$2,694,653

5. Investment Transactions:

For the period ended April 30, 2024, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$36,690,044	$58,838,274
Cambiar SMID Fund	14,700,757	17,079,503
Cambiar Small Cap Fund	1,456,460	18,470,515
Cambiar International Equity Fund	28,042,408	90,450,380

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of long term capital gain distributions on REITs, foreign

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

currency translations and reclassifications of distributions. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023 is primarily related to merger adjustments with the Great Lakes Funds. Accordingly, the following reclassifications that have been made to/from the following accounts:

	Distributable Loss	Paid-in Capital
Cambiar Opportunity Fund	$(1,067,057)	$1,067,057
Cambiar Small Cap Fund	(311,910)	311,910

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Opportunity Fund
2023	$2,591,075	$11,850,120	$14,441,195
2022	13,061,980	12,760,636	25,822,616
Cambiar SMID Fund
2023	1,143,279	34,837	1,178,116
2022	10,724,072	5,221,481	15,945,553
Cambiar Small Cap Fund
2023	202,839	251,192	454,031
2022	8,821,894	14,759,187	23,581,081
Cambiar International Equity Fund
2023	7,903,160	—	7,903,160
2022	12,662,838	—	12,662,838

As of October 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund
Undistributed Ordinary Income	$8,080,999	$984,572	$889,200	$2,780,680
Undistributed Long-Term Capital Gain	22,351,374	–	250,747	–
Capital Loss Carryforwards	(295,943)	(456,757)	–	(82,358,540)
Net Unrealized Appreciation/ (Depreciation)	44,741,376	6,411,206	(3,697,194)	(413,932)
Other Temporary Differences	(9)	(1)	(1)	(1)

Total Distributable Earnings (Loss)	$74,877,797	$6,939,020	$(2,557,248)	$(79,991,793)

As of October 31, 2023, the following Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar Opportunity Fund*	$295,943	$—	$295,943
Cambiar SMID Fund	456,757	—	456,757
Cambiar International Equity Fund	82,358,540	—	82,358,540

*	Cambiar Opportunity Fund’s utilization of capital loss carryforwards will be subject to annual limitations.

During the year ended October 31, 2023, the following funds utilized the prior year capital loss carryforward:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar Opportunity Fund	$771,114	$—	$771,114
Cambiar International Equity Fund	13,539,820	—	13,539,820

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$279,051,090	$95,373,195	$(6,072,372)	$89,300,823
Cambiar SMID Fund	153,581,466	31,773,276	(5,677,997)	26,095,279
Cambiar Small Cap Fund	83,372,001	14,155,042	(8,119,768)	6,035,274
Cambiar International Equity Fund	118,953,896	24,742,864	(5,679,127)	19,063,737

7. Concentrated Risks:

At April 30, 2024, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds’ use of derivatives, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

8. Indemnification

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

9. Line of Credit:

The Funds entered into an agreement on August 1, 2023, which enables them to participate in a $100 million uncommitted, secured, revolving line of credit with the Custodian. The agreement expires on July 29, 2024. The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet shareholder redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate. The Funds’ holdings serve as collateral against any borrowings under the line of credit.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

Borrowing activity for the period ended April 30, 2024, was the following:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowing	Number of Days on Loan	Maximum Amount Outstanding
Cambiar Opportunity Fund	$100,000,000	$8,005	8.50%	$3,390,500	10	$8,967,000
Cambiar Small Cap Fund	100,000,000	4,518	8.50	1,594,417	12	4,187,000
Cambiar International Equity Fund	100,000,000	2,505	8.50	1,060,800	10	3,994,000

10. Concentration of Shareholders

At April 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	3	69%
Cambiar Opportunity Fund, Institutional Class	3	59%
Cambiar SMID Fund, Investor Class	2	87%
Cambiar SMID Fund, Institutional Class	5	77%
Cambiar Small Cap Fund, Investor Class	4	68%
Cambiar Small Cap Fund, Institutional Class	5	83%
Cambiar International Equity Fund, Investor Class	1	72%
Cambiar International Equity Fund, Institutional Class	3	62%

11. Fund Merger

At a meeting held on May 23, 2022, the Trust’s Board considered a proposal for the reorganization three series of the Managed Portfolio Series trust (the “Acquired Funds”) into two series of the Trust managed by Cambiar (the “Acquiring Funds”). Specifically, the Board approved the reorganization of the Great Lakes Large Cap Value Fund and the Great Lakes Disciplined Equity Fund into the Cambiar Opportunity Fund, and the Great Lakes Small Cap Opportunity Fund into the Cambiar Small Cap Fund (together, the “Reorganization”). The investment objectives of the Acquired Funds were to seek total return, while the Cambiar Opportunity Fund’s investment objective is to seek total return and capital preservation, and the Cambiar Small Cap Fund seeks long-term appreciation. The principal investment strategies of the Acquired Funds and Acquiring Funds shared a number of similarities.

The Board of Trustees of the Managed Portfolio Series trust determined that the Reorganization was in the best interest of the Acquired Funds’ shareholders and approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which was subsequently approved by the Trust’s Board on May 23, 2022. The transfer of shareholder assets under the Reorganization was tax-free, meaning that neither the shareholders of the Acquired Funds nor the Acquiring Funds realized any gains or losses for federal income tax purposes as a result of the transaction. The Reorganization occurred following the close of business on December 9, 2022, whereby the assets and the stated liabilities of the Acquired Funds were transferred to the corresponding Acquiring Funds.

Acquired Fund	Cash	Security Shares as Cost	Income	Unrealized Appreciation/ (Depreciation) on Investments	Net Assets
Great Lakes Large Cap Value Fund	$3,328,076	$22,855,306	$58,535	$5,008,613	$31,250,530
Great Lakes Disciplined Equity Fund	85,202	11,377,712	15,507	(135,223)	11,343,198

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Cambiar Opportunity Fund	1,709,251	$288,715,572	$331,309,300

Acquired Fund	Cash	Security Shares at Cost	Income	Unrealized Appreciation/ (Depreciation) on Investments	Net Assets
Great Lakes Small Cap Opportunity Fund	$6,597,283	$18,084,040	$18,400	$(1,115,262)	$23,584,461

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024 (UNAUDITED)

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Cambiar Small Cap Fund	1,548,863	$ 72,877,526	$ 96,461,987

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,193.40	0.86%	$4.69
Hypothetical 5% Return	$1,000.00	$1,020.59	0.86%	$4.32
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,194.00	0.65%	$3.55
Hypothetical 5% Return	$1,000.00	$1,021.63	0.65%	$3.27
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,122.50	0.95%	$5.01
Hypothetical 5% Return	$1,000.00	$1,020.14	0.95%	$4.77
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,123.30	0.85%	$4.49
Hypothetical 5% Return	$1,000.00	$1,020.64	0.85%	$4.27
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,113.90	1.15%	$6.04
Hypothetical 5% Return	$1,000.00	$1,019.15	1.15%	$5.77
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,115.00	0.90%	$4.73
Hypothetical 5% Return	$1,000.00	$1,020.39	0.90%	$4.52

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2024

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,160.60	0.99%	$5.32
Hypothetical 5% Return	$1,000.00	$1,019.94	0.99%	$4.97
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,161.20	0.90%	$4.84
Hypothetical 5% Return	$1,000.00	$1,020.39	0.90%	$4.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

NOTES

NOTES

NOTES

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-2300

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), arefiled herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024